CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 8(c)

Exception Standard Report (Loan Grades)

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	EDGAR Loan ID	Loan Exception ID	Exception ID	Investor Loan Number	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
XXXX	XXXX	XXXX	2026-HYB1-100356	XXXX	XXXX		XXXX				TX		Loan Review Complete	XXXX	NPL	General	Credit	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
XXXX	XXXX	XXXX	2026-HYB1-100689	XXXX	XXXX		XXXX				MA		Loan Review Complete	XXXX	NPL	General	Credit	open		3	Title Issue -	Liens not Perfected
XXXX	XXXX	XXXX	2026-HYB1-100794	XXXX	XXXX		XXXX				MA		Loan Review Complete	XXXX	NPL	General	Credit	open		3	Title Issue -	Liens not Perfected